Intangible Assets (Details) - Schedule of Estimated Future Amortization Expense for Our Patents and Website Development Costs - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Patents [Member]
Intangible Assets (Details) - Schedule of Estimated Future Amortization Expense for Our Patents and Website Development Costs [Line Items]
2023 (remaining three months)	$ 1,670	$ 4,033
2024	6,681	4,033
2025	6,681	4,033
2026	6,681	4,033
Thereafter	55,656	31,345
Total	77,369	47,477
Website Development Costs [Member]
Intangible Assets (Details) - Schedule of Estimated Future Amortization Expense for Our Patents and Website Development Costs [Line Items]
2023 (remaining three months)	6,604	9,023
2024	26,416	9,023
2025	23,303	7,520
2026	3,974
Thereafter
Total	$ 60,297	$ 25,566